Supplement to the
Fidelity® Inflation-Protected Bond Fund
May 28, 2016
Prospectus

Effective after the close of business on March 31, 2017, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions.

IFB-17-01 1.774739.115	March 15, 2017

Supplement to the
Fidelity® Inflation-Protected Bond Fund
Class A, Class T, Class B and Class C
May 28, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective after the close of business on March 31, 2017, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions.

AIFB-17-02 1.790682.127	March 15, 2017

Supplement to the
Fidelity® Inflation-Protected Bond Fund
Class I
May 28, 2016
Prospectus

Effective after the close of business on March 31, 2017, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions.

AIFBI-17-01 1.790683.120	March 15, 2017